Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions and Balances
b)	Related party transactions and balances
	Transactions		Balance outstanding
	Year ended December 31	Year ended December 31	December 31	December 31
	2020	2019	2020	2019
Marketing, brand research and development (a)	1,144	3,117	—	(265)
Legal services (b)	2,462	3,895	(510)	(397)
	3,606	7,012	(510)	(662)
(a)	A former member of the Board of Directors controls a company that provides marketing, brand research and development services.
(b)	A member of the Board of Directors was a partner at a law firm prior to his departure which provides legal services to the Company.

Compensation of Key Management Personnel

The Company considers directors and officers of the Company as key management personnel.

	Year ended December 31	Year ended December 31	Ten months ended December 31
	2020	2019	2018
Salaries and short-term benefits	1,944	3,295	1,237
Share-based compensation	7,629	23,715	2,414
	9,573	27,010	3,651